Operating Segments (Tables)	3 Months Ended
Mar. 31, 2022
Segment Reporting [Abstract]
Schedule of Segment Reporting Information

The information below summarizes revenue and Adjusted EBITDA by segment for the three months ended March 31, 2022:

	US Acquiring	Digital Commerce	Corporate (1)	Total
Revenue from external customers	$169,143	$198,383	$—	$367,526
Interest Revenue	1	141	—	142
Total Revenue	$169,144	$198,524	$—	$367,668
Adjusted EBITDA	$47,242	$75,795	$(19,070)	$103,967

The information below summarizes revenue and Adjusted EBITDA by segment for the three months ended March 31, 2021:

	US Acquiring	Digital Commerce	Corporate (1)	Total
Revenue from external customers	$153,340	$223,578	$—	$376,918
Interest Revenue	1	505	—	506
Total Revenue	$153,341	$224,083	$—	$377,424
Adjusted EBITDA	$39,257	$91,514	$(17,541)	$113,230

(1)
Corporate consists of corporate overhead and unallocated shared costs of people and other resources consumed in activities that provide a benefit across the Company.

Reconciliation Of Adjusted EBITDA From Segments

A reconciliation of total segments Adjusted EBITDA to the Company’s loss before taxes is as follows:

	For the three months ended March 31,
	2022	2021
Segments Adjusted EBITDA	$123,037	$130,771
Corporate costs	(19,070)	(17,541)
Depreciation and amortization	(63,423)	(65,462)
Share-based compensation	(13,970)	(80,841)
Restructuring and other costs	(12,591)	(2,970)
Impairment expense on goodwill and intangible assets	(1,205,731)	(578)
Other income, net	3,478	32,525
Interest expense, net	(25,956)	(62,369)
Loss before taxes	$(1,214,226)	$(66,465)

Schedule of Disaggregated Revenue by Business Line

The disaggregated revenue by business line, which aligns with our reporting units, is as follows:

	For the three months ended March 31,
	2022	2021
US Acquiring	$169,144	$153,341
eCash (1)	101,112	112,916
Digital Wallet (1)	82,187	94,923
Integrated & Ecommerce Solutions (IES) (1)	23,201	23,561
Intracompany (1)	(7,976)	(7,317)
Total Revenue	367,668	377,424

(1)
These business lines are part of the Digital Commerce segment.

Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Area

The information below summarizes revenue by geographic area for the three months ended March 31, 2022 and 2021.

	For the three months ended March 31,
	2022	2021
United Kingdom	$9,243	$13,728
United States of America	183,314	159,823
Germany	26,092	36,779
All other countries (1)	148,877	166,588
Revenue from external customers	$367,526	$376,918

(1)
No single country included in the “All other countries” category generated more than 10% of total revenue.

The information below summarizes long-lived assets, net by geographic area:

	March 31, 2022	December 31, 2021
United Kingdom	$4,636	$5,068
Canada	5,736	6,455
United States of America	10,693	11,416
Bulgaria	10,182	11,442
Austria	8,162	8,682
All other countries (1)	5,070	4,962
Total long-lived assets, net	$44,479	$48,025

(1)
No single country included in the “All other countries” category comprised more than 10% of total long-lived assets.